Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Pension costs charged to us by Williams	$ 47	$ 32	$ 43
Williams benefit obligation at end of year	1,300	1,500
Funded status - overfunded (underfunded)	(92)	(212)
Pension Benefits [Member] | Directly charged [Member]
Benefit Plan Disclosure [Line Items]
Settlement charge charged to us by Williams	(19)
Pension Benefits [Member] | Allocated corporate expenses [Member]
Benefit Plan Disclosure [Line Items]
Settlement charge charged to us by Williams	(16)
Other Postretirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Net periodic postretirement benefit credited to us by Williams	(11)	(12)	(12)
Williams benefit obligation at end of year	206	197
Funded status - overfunded (underfunded)	21	11
Defined Contribution Benefits [Member]
Benefit Plan Disclosure [Line Items]
Compensation expense charged to us by Williams	$ 21	$ 24	$ 27